Acquisitions / Dispositions (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) acquisition	Dec. 31, 2016 USD ($) acquisition	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Total consideration		$ 777	$ 901
Cash			865
Estimated fair value of deferred/contingent consideration		109	36	$ 176
Deferred purchase consideration from prior years' acquisitions		55	54	36
Contingent payments for acquisitions		81	44	13
Deferred purchase consideration		136	98	49
Revenue related to acquisitions			25	124
Net operating income related to acquisitions			4	$ 7
Business Combination, Acquisition Related Costs		3	14
Gain on disposition of business	$ 37		6
Current Fiscal Period Acquisitions
Business Acquisition [Line Items]
Total consideration		777
Cash		668
Estimated fair value of deferred/contingent consideration		109
Revenue related to acquisitions		156
Net operating income related to acquisitions		19
Prior Fiscal Periods Acquisitions
Business Acquisition [Line Items]
Estimated fair value of deferred/contingent consideration		108
Deferred purchase consideration from prior years' acquisitions			54
Contingent payments for acquisitions			$ 86
Deferred purchase consideration		$ 55
Risk and Insurance Services Segment
Business Acquisition [Line Items]
Number of acquisitions made | acquisition		7	9
Consulting Segment
Business Acquisition [Line Items]
Number of acquisitions made | acquisition		3	6
Minimum
Business Acquisition [Line Items]
Revenue target period (in years)		2 years
Maximum
Business Acquisition [Line Items]
Revenue target period (in years)		4 years